Schedule of Income Tax Recovery (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net loss	$ (19,181,093)	$ (431,471)	$ (19,907,439)	$ (941,012)	$ (2,490,499)	$ (3,052,779)
Expected income tax recovery					(642,549)	(763,195)
Non-deductible expenses					448,589	1,434,165
Change in valuation allowance					193,960	(670,970)
Income tax expense benefit